Marketable Investments	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Sep. 30, 2024
Investments, All Other Investments [Abstract]
Marketable Investments

4. Marketable Investments

The following table summarizes the Company’s investments accounted for as available-for-sale securities as of June 30, 2024 (in thousands):

	As of June 30, 2024
		Gross	Gross
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value

Available-for-sale, short-term investments:
Investment in trading securities	$214	$-	$-	$214
Total available-for-sale, short-term investments	$214	$-	$-	$214

The Company had no short-term investments as of December 31, 2023.

Unrealized losses on available-for-sale securities as of June 30, 2024, were not significant. There were no significant realized gains or losses recognized on the sale or maturity of available-for-sale investments for the six months ended June 30, 2024.

4. Marketable Investments

The following table summarizes the Company’s investments accounted for as available-for-sale securities as of September 30, 2024 (in thousands):

	As of September 30, 2024
		Gross	Gross
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value

Available-for-sale, short-term investments:
Investment in trading securities	$78	$3	$-	$81
Total available-for-sale, short-term investments	$78	$3	$-	$81

The Company had no short-term investments as of December 31, 2023.

Unrealized losses on available-for-sale securities as of September 30, 2024, were not significant. There were no significant realized gains or losses recognized on the sale or maturity of available-for-sale investments for the nine months ended September 30, 2024.